Investments in Associates and Joint Ventures - Financial Information of all Individually Immaterial Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investments in subsidiaries, joint ventures and associates [abstract]
Carrying amount of investments in associates and joint ventures	¥ 1,913,920	¥ 1,588,820
Profit from continuing operations	132,296	142,678	¥ 160,370
Other comprehensive income	23,182	39,897
Total comprehensive income	¥ 155,478	¥ 182,575